Eaton Vance
Enhanced Equity Income Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%(1)
Security	Shares	Value
Aerospace & Defense — 1.9%
HEICO Corp.	30,238	$ 5,350,312
Huntington Ingalls Industries, Inc.	33,448	7,612,765
		$ 12,963,077
Automobiles — 0.7%
Tesla, Inc.(2)	16,885	$ 4,419,986
		$ 4,419,986
Banks — 5.1%
Bank of America Corp.	364,483	$ 10,457,017
JPMorgan Chase & Co.	106,512	15,491,105
Wells Fargo & Co.	196,060	8,367,841
		$ 34,315,963
Beverages — 2.1%
PepsiCo, Inc.	74,856	$ 13,864,828
		$ 13,864,828
Biotechnology — 1.4%
AbbVie, Inc.	69,206	$ 9,324,124
		$ 9,324,124
Broadline Retail — 4.5%
Amazon.com, Inc.(2)	230,534	$ 30,052,412
		$ 30,052,412
Capital Markets — 2.1%
Charles Schwab Corp. (The)	106,431	$ 6,032,509
Intercontinental Exchange, Inc.	72,439	8,191,402
		$ 14,223,911
Chemicals — 1.9%
FMC Corp.	31,683	$ 3,305,804
Linde PLC	24,585	9,368,852
		$ 12,674,656
Commercial Services & Supplies — 0.7%
Waste Management, Inc.	26,764	$ 4,641,413
		$ 4,641,413
Security	Shares	Value
Containers & Packaging — 0.5%
Ball Corp.	62,683	$ 3,648,777
		$ 3,648,777
Diversified Telecommunication Services — 0.8%
TELUS Corp.	271,342	$ 5,280,315
		$ 5,280,315
Electric Utilities — 1.2%
NextEra Energy, Inc.	112,249	$ 8,328,876
		$ 8,328,876
Electrical Equipment — 3.7%
AMETEK, Inc.	65,888	$ 10,665,949
Eaton Corp. PLC	35,785	7,196,364
Rockwell Automation, Inc.	21,666	7,137,864
		$ 25,000,177
Energy Equipment & Services — 0.9%
Halliburton Co.	184,374	$ 6,082,498
		$ 6,082,498
Entertainment — 1.7%
Netflix, Inc.(2)	25,295	$ 11,142,195
		$ 11,142,195
Financial Services — 2.9%
Mastercard, Inc., Class A	49,245	$ 19,368,059
		$ 19,368,059
Food Products — 2.8%
Hershey Co. (The)	35,587	$ 8,886,074
Mondelez International, Inc., Class A	129,885	9,473,812
		$ 18,359,886
Ground Transportation — 1.4%
Uber Technologies, Inc.(2)	220,402	$ 9,514,754
		$ 9,514,754
Health Care Equipment & Supplies — 3.6%
Boston Scientific Corp.(2)	161,536	$ 8,737,482
Stryker Corp.	22,971	7,008,222
Zimmer Biomet Holdings, Inc.	56,659	8,249,551
		$ 23,995,255

Eaton Vance
Enhanced Equity Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 0.5%
Humana, Inc.	7,077	$ 3,164,339
		$ 3,164,339
Hotels, Restaurants & Leisure — 1.8%
Hilton Worldwide Holdings, Inc.	46,776	$ 6,808,247
Starbucks Corp.	50,991	5,051,168
		$ 11,859,415
Household Products — 1.8%
Procter & Gamble Co. (The)	79,280	$ 12,029,947
		$ 12,029,947
Industrial REITs — 0.8%
EastGroup Properties, Inc.	30,235	$ 5,248,796
		$ 5,248,796
Insurance — 2.0%
Arch Capital Group, Ltd.(2)	97,777	$ 7,318,609
Reinsurance Group of America, Inc.	42,061	5,833,440
		$ 13,152,049
Interactive Media & Services — 6.1%
Alphabet, Inc., Class C(2)	148,353	$ 17,946,262
Meta Platforms, Inc., Class A(2)	79,255	22,744,600
		$ 40,690,862
IT Services — 1.9%
Accenture PLC, Class A	41,755	$ 12,884,758
		$ 12,884,758
Leisure Products — 0.5%
Hasbro, Inc.	55,785	$ 3,613,194
		$ 3,613,194
Life Sciences Tools & Services — 2.0%
Danaher Corp.	24,565	$ 5,895,600
Thermo Fisher Scientific, Inc.	13,985	7,296,674
		$ 13,192,274
Machinery — 2.2%
Caterpillar, Inc.	40,278	$ 9,910,402
Parker-Hannifin Corp.	12,145	4,737,036
		$ 14,647,438
Security	Shares	Value
Multi-Utilities — 0.8%
CMS Energy Corp.	95,530	$ 5,612,388
		$ 5,612,388
Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	68,261	$ 10,740,868
ConocoPhillips	64,910	6,725,325
EOG Resources, Inc.	50,225	5,747,749
		$ 23,213,942
Personal Care Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	20,455	$ 4,016,953
		$ 4,016,953
Pharmaceuticals — 6.5%
Bristol-Myers Squibb Co.	127,500	$ 8,153,625
Eli Lilly & Co.	36,810	17,263,154
Novo Nordisk A/S ADR	38,233	6,187,246
Sanofi	51,502	5,544,487
Zoetis, Inc.	37,919	6,530,031
		$ 43,678,543
Residential REITs — 0.7%
Mid-America Apartment Communities, Inc.	30,026	$ 4,559,748
		$ 4,559,748
Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	50,442	$ 9,826,606
NVIDIA Corp.	31,782	13,444,422
Texas Instruments, Inc.	33,993	6,119,420
		$ 29,390,448
Software — 11.3%
Intuit, Inc.	8,794	$ 4,029,323
Microsoft Corp.	170,548	58,078,416
Palo Alto Networks, Inc.(2)	19,598	5,007,485
Salesforce, Inc.(2)	38,076	8,043,936
		$ 75,159,160
Specialty Retail — 1.0%
O'Reilly Automotive, Inc.(2)	7,128	$ 6,809,378
		$ 6,809,378
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc.	294,834	$ 57,188,951
		$ 57,188,951

Eaton Vance
Enhanced Equity Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc.(2)	8,263	$ 3,127,546
NIKE, Inc., Class B	86,338	9,529,125
		$ 12,656,671
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.(2)	35,160	$ 4,883,724
		$ 4,883,724
Total Common Stocks (identified cost $397,585,518)		$664,854,140

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(3)	7,723,438	$ 7,723,438
Total Short-Term Investments (identified cost $7,723,438)		$ 7,723,438
Total Investments — 100.7% (identified cost $405,308,956)		$672,577,578
Total Written Covered Call Options — (0.7)% (premiums received $4,166,474)		$ (4,564,397)
Other Assets, Less Liabilities — (0.0)%(4)		$ (158,790)
Net Assets — 100.0%		$667,854,391
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at June 30, 2023 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(4)	Amount is less than (0.05)%.

Written Covered Call Options (Exchange-Traded) — (0.7)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
AbbVie, Inc.	345	$ 4,648,185	$140	8/4/23	$ (47,296)
Accenture PLC, Class A	205	6,325,890	330	7/14/23	(4,613)
Alphabet, Inc., Class C	740	8,951,780	126	8/4/23	(179,080)
Amazon.com, Inc.	1,150	14,991,400	138	7/28/23	(301,300)
AMETEK, Inc.	325	5,261,100	160	7/21/23	(115,375)
Analog Devices, Inc.	250	4,870,250	200	7/14/23	(34,375)
Apple, Inc.	1,470	28,513,590	195	8/4/23	(771,750)
Ball Corp.	310	1,804,510	58	7/21/23	(55,800)
Bank of America Corp.	1,820	5,221,580	30	8/4/23	(79,608)
Bristol-Myers Squibb Co.	635	4,060,825	67	7/28/23	(15,240)
Caterpillar, Inc.	200	4,921,000	245	7/14/23	(91,500)
Charles Schwab Corp. (The)	530	3,004,040	57	7/28/23	(109,710)
Chevron Corp.	340	5,349,900	160	7/21/23	(57,290)

Eaton Vance
Enhanced Equity Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ConocoPhillips	320	$ 3,315,520	$106	7/28/23	$ (60,320)
Danaher Corp.	120	2,880,000	255	7/28/23	(27,300)
Eaton Corp. PLC	175	3,519,250	210	8/18/23	(63,015)
Eli Lilly & Co.	180	8,441,640	465	7/14/23	(166,950)
EOG Resources, Inc.	250	2,861,000	120	8/4/23	(46,772)
Estee Lauder Cos., Inc. (The), Class A	100	1,963,800	215	7/21/23	(5,000)
FMC Corp.	155	1,617,270	110	7/21/23	(4,650)
Halliburton Co.	920	3,035,080	35	7/14/23	(20,240)
Hasbro, Inc.	275	1,781,175	65	7/21/23	(46,063)
HEICO Corp.	150	2,654,100	175	7/21/23	(82,500)
Hershey Co. (The)	175	4,369,750	265	7/21/23	(2,188)
Hilton Worldwide Holdings, Inc.	230	3,347,650	145	7/21/23	(71,300)
Humana, Inc.	35	1,564,955	465	8/4/23	(25,535)
Huntington Ingalls Industries, Inc.	165	3,755,400	240	8/18/23	(46,613)
Intercontinental Exchange, Inc.	360	4,070,880	115	7/21/23	(24,300)
Intuit, Inc.	40	1,832,760	480	7/28/23	(21,000)
JPMorgan Chase & Co.	530	7,708,320	147	7/14/23	(76,055)
Linde PLC	120	4,572,960	385	7/21/23	(45,000)
Lululemon Athletica, Inc.	40	1,514,000	375	7/7/23	(24,200)
Mastercard, Inc., Class A	245	9,635,850	405	8/4/23	(107,331)
Meta Platforms, Inc., Class A	395	11,335,710	290	7/7/23	(105,267)
Microsoft Corp.	850	28,945,900	360	8/4/23	(389,799)
Mid-America Apartment Communities, Inc.	150	2,277,900	160	7/21/23	(8,625)
Mondelez International, Inc., Class A	645	4,704,630	75	8/4/23	(43,538)
Netflix, Inc.	125	5,506,125	440	7/7/23	(88,750)
NextEra Energy, Inc.	560	4,155,200	77	7/21/23	(16,800)
NIKE, Inc., Class B	430	4,745,910	112	7/14/23	(48,375)
Novo Nordisk A/S ADR	190	3,074,770	165	7/7/23	(8,550)
NVIDIA Corp.	155	6,556,810	455	8/4/23	(150,285)
O'Reilly Automotive, Inc.	35	3,343,550	960	7/21/23	(47,425)
Palo Alto Networks, Inc.	95	2,427,345	260	7/28/23	(57,712)
Parker-Hannifin Corp.	60	2,340,240	390	7/21/23	(51,300)
PepsiCo, Inc.	370	6,853,140	190	7/28/23	(38,850)
Procter & Gamble Co. (The)	395	5,993,730	155	8/4/23	(49,596)
Rockwell Automation, Inc.	105	3,459,225	340	8/18/23	(89,250)
Salesforce, Inc.	190	4,013,940	220	7/21/23	(33,440)
Starbucks Corp.	250	2,476,500	101	7/14/23	(13,750)
Stryker Corp.	110	3,355,990	310	8/18/23	(77,000)
Tesla, Inc.	80	2,094,160	290	7/14/23	(25,400)
Texas Instruments, Inc.	165	2,970,330	180	7/14/23	(47,520)
Thermo Fisher Scientific, Inc.	65	3,391,375	540	7/14/23	(8,613)
T-Mobile US, Inc.	175	2,430,750	145	8/4/23	(30,378)

Eaton Vance
Enhanced Equity Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Uber Technologies, Inc.	1,100	$ 4,748,700	$ 47	7/28/23	$ (41,800)
Waste Management, Inc.	130	2,254,460	170	7/28/23	(72,800)
Wells Fargo & Co.	980	4,182,640	43	7/7/23	(32,830)
Zimmer Biomet Holdings, Inc.	280	4,076,800	150	8/18/23	(77,000)
Zoetis, Inc.	185	3,185,885	170	7/21/23	(80,475)
Total					$(4,564,397)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.
Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $7,723,438, which represents 1.2% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,642,607	$113,386,450	$(108,305,619)	$ —	$ —	$7,723,438	$127,444	7,723,438
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Enhanced Equity Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

At June 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 61,997,096	$ —	$ —	$ 61,997,096
Consumer Discretionary	69,411,056	—	—	69,411,056
Consumer Staples	48,271,614	—	—	48,271,614
Energy	29,296,440	—	—	29,296,440
Financials	81,059,982	—	—	81,059,982
Health Care	87,810,048	5,544,487	—	93,354,535
Industrials	66,766,859	—	—	66,766,859
Information Technology	174,623,317	—	—	174,623,317
Materials	16,323,433	—	—	16,323,433
Real Estate	9,808,544	—	—	9,808,544
Utilities	13,941,264	—	—	13,941,264
Total Common Stocks	$659,309,653	$5,544,487*	$ —	$664,854,140
Short-Term Investments	$ 7,723,438	$ —	$ —	$ 7,723,438
Total Investments	$667,033,091	$5,544,487	$ —	$672,577,578
Liability Description
Written Covered Call Options	$ (4,564,397)	$ —	$ —	$ (4,564,397)
Total	$ (4,564,397)	$ —	$ —	$ (4,564,397)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.